Insurance - Summary of Movement in Provisions for Unearned Premiums (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017
Disclosure Of Movement In Provisions For Unearned Premiums [line items]
Earned premiums	$ 3,717	$ 3,483	$ 3,217
Property liability and casualty insurance segment [member]
Disclosure Of Movement In Provisions For Unearned Premiums [line items]
Balance as at beginning of year	1,655	1,581
Written premiums	3,423	3,071
Earned premiums	(3,226)	(2,997)
Balance as at end of year	1,852	1,655	1,581
Gross amount arising from insurance contracts [member]
Disclosure Of Movement In Provisions For Unearned Premiums [line items]
Earned premiums	4,632	4,398	4,132
Gross amount arising from insurance contracts [member] | Property liability and casualty insurance segment [member]
Disclosure Of Movement In Provisions For Unearned Premiums [line items]
Balance as at beginning of year	1,674	1,581
Written premiums	3,528	3,185
Earned premiums	(3,333)	(3,092)
Balance as at end of year	1,869	1,674	1,581
Reinsurer's share of amount arising from insurance contracts [member]
Disclosure Of Movement In Provisions For Unearned Premiums [line items]
Earned premiums	915	915	$ 915
Reinsurer's share of amount arising from insurance contracts [member] | Property liability and casualty insurance segment [member]
Disclosure Of Movement In Provisions For Unearned Premiums [line items]
Balance as at beginning of year	19
Written premiums	105	114
Earned premiums	(107)	(95)
Balance as at end of year	$ 17	$ 19